Business and credit concentrations	12 Months Ended
Mar. 31, 2019
Business and credit concentrations
Business and credit concentrations

23           Business and credit concentrations

All of the Group’s customers are located in the PRC. Revenues from and accounts receivable due from customers are individually immaterial. The Group derives a substantial portion of net revenues from the entities in the Beijing municipality, Guangdong and Zhejiang provinces. Revenues derived from the subsidiary in the Beijing municipality accounted for 28.8%,  23.7% and 23.8% of net revenues for the years end March 31, 2017, 2018 and 2019, respectively. Revenues derived from the subsidiary in the Guangdong province accounted for 58.7%,  62.0% and 61.0% of net revenues for the years end March 31, 2017, 2018 and 2019, respectively. Revenues derived from the subsidiary in the Zhejiang province accounted for 12.5%,  14.3% and 15.2% of net revenues for the years end March 31, 2017, 2018 and 2019, respectively. As a result of this geographic concentration, the results of operations are significantly affected by economic conditions in the Beijing municipality, Guangdong and Zhejiang provinces. Furthermore, any change in number of newborns in the Beijing municipality, Guangdong and Zhejiang provinces could significantly impact our operations. Deterioration in economic conditions in these markets could decrease the demand for our business, which in turn could negatively impact our operations and business prospects.

The Group purchases raw materials from a few major suppliers. Management believes that other suppliers could provide similar raw materials on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would adversely affect the Company’s business, financial position and results of operations. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

		Year ended March 31,
Suppliers	Note	2017		2018		2019
		RMB	%	RMB	%	RMB	US$	%

Beijing Jingjing Medical Equipment Co., Ltd.	(i)	—	—	—	—	23,741	3,538	30
China Bright Group Co. Limited	(ii)	36,405	52	18,759	24	—	—	—
Hangzhou Baitong Biological Technology Co., Ltd.	(iii)	—	—	7,670	10	—	—	—
Beijing Chengmao Xingye Technology Development Co., Ltd.	(iv)	—	—	7,711	10	—	—	—
Total		36,405	52	34,140	44	23,741	3,538	30

Notes:

(i)	The purchases from Beijing Jingjing were less than 10% of gross purchases for the years ended March 31, 2017 and 2018.

(ii)	The purchases from China Bright Group Co. Limited were less than 10% of gross purchases for the year ended March 31, 2019.

(iii)	The purchases from Hangzhou Baitong Biological Technology Co., Ltd were less than 10% of gross purchases for the years ended March 31, 2017 and 2019.

(iv)	The purchases from Beijing Chengmao Xingye Technology Development Co., Ltd. were less than 10% of gross purchases for the years ended March 31, 2017 and 2019.

The following are individual accounts payable due to major suppliers that exceeded 10% of outstanding accounts payable balance in the respective years:

	March 31,
	2018		2019
	RMB	%	RMB	US$	%
Beijing Jingjing Medical Equipment Co., Ltd.	—	—	10,715	1,597	32
Beijing Probe Biological Technology Co., Ltd.	1,141	10	—	—	—

	1,141	10	10,715	1,597	32